Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant, and equipment, net
Property, plant and equipment, net. consists of the following:

	Useful Life (in years)	December 31, 2016	December 31, 2015
		(in thousands)
Land	N/A	$18,861	$14,118
Construction in progress	N/A	128,519	56,134
Transportation equipment	5 to 15	20,010	22,125
Buildings and improvements	4 to 40	13,762	12,121
Processing and treating plants	8 to 40	120,977	102,111
Pipelines and compressors	3 to 40	804,815	775,486
Storage	3 to 40	146,408	144,780
Equipment	5 to 20	77,978	53,097
Total property, plant and equipment		1,331,330	1,179,972
Less accumulated depreciation		(264,722)	(198,651)
Property, plant and equipment, net		$1,066,608	$981,321